Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value input transfer between levels	$ 0	$ 0